Commitments and contingencies (Detail)	1 Months Ended		12 Months Ended
	Jul. 31, 2017 USD ($) ft²	May 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Rent expense			$ 202,788	$ 202,237	$ 349,641
Operating Leases, Future Minimum Payments Due in 2017			180,000
Operating Leases, Future Minimum Payments Due in 2018			60,000
Operating Leases, Future Minimum Payments Due, Total			$ 240,000
Panama Farm Site [Member]
Operating Leased Assets [Line Items]
Term of contract		2 years
Lease expiration date		May 31, 2018
Total rental payments		$ 360,000
Office Space Located in Maynard, Massachusetts
Operating Leased Assets [Line Items]
Term of contract	5 years 7 months
Square feet of office space | ft²	3,558
Initial annual rent payments	$ 60,000
Future annual rent payments	68,000
Free rent period, lease amount	$ 26,830